Related party transactions - Related party statement of income or loss (Details)			1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 01, 2024 USD ($)	Jan. 01, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares
Disclosure of transactions between related parties [line items]
Voyage expenses					$ (3,873,000)	$ (2,111,000)
Vessel operating costs					(16,149,000)	(17,088,000)
Administrative expenses					$ (11,518,000)	(8,836,000)
Commission on gross revenue per charter fixture when included in pools, percent					1.50%
Commission on gross revenue per charter fixture when excluded in pools, percent					1.25%
Restricted stock
Disclosure of transactions between related parties [line items]
Number of shares granted (in shares) | shares					1,099,748
Bunker Provider
Disclosure of transactions between related parties [line items]
Purchases of bunkers					$ (3,386,000)	(173,000)
Other related parties | Scorpio MR Pool Limited | MR
Disclosure of transactions between related parties [line items]
Pool revenue					144,477,000	328,651,000
Other related parties | Scorpio LR2 Pool Limited | LR2
Disclosure of transactions between related parties [line items]
Pool revenue					147,138,000	262,731,000
Other related parties | Scorpio Handymax Tanker Pool Limited | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue					$ 52,549,000	$ 76,124,000
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, percent					1.50%	1.50%
Commission on gross revenue per charter fixture when excluded in pools, percent					1.25%
Reimbursement of expenses					$ 1,481
Commission On Gross Revenue Per Charter Fixture When Excluded in Pools, Percent					1.25%
Other related parties | Scorpio Commercial Management S.A.M. (SCM) | LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 285			$ 285		$ 250
Fees charged by pool manager, per vessel, per day when out of pools		$ 285
Other related parties | Scorpio Commercial Management S.A.M. (SCM) | LR1 And LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools					$ 285
Other related parties | Scorpio Commercial Management S.A.M. (SCM) | Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 360			$ 360		325
Fees charged by pool manager, per vessel, per day when out of pools		335			335
Other related parties | Scorpio Commercial Management S.A.M. (SCM) | Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools						325
Other related parties | Amounts due to related party port agents
Disclosure of transactions between related parties [line items]
Voyage expenses					(300,000)
Vessel operating costs					(3,100,000)	(2,700,000)
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Technical management fee					13,000,000.0	14,400,000
Crew wages					62,400,000	68,000,000.0
Fixed annual technical management fee		187,500
Increase In Technical Management Fee, Related Party Transactions		$ 12,500
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Pool revenue					3,565,000	0
Time charter-out revenue					17,868,000	9,300,000
Administrative fees					4,600,000	5,100,000
Reimbursement of expenses					16,857
Other related parties | Scorpio Services Holding Limited (SSH) | Restricted stock
Disclosure of transactions between related parties [line items]
Restricted stock amortization					$ 6,900,000	$ 3,700,000
Number of shares granted (in shares) | shares					862,614	813,620
Other related parties | Geoserve Energy Transport DMCC
Disclosure of transactions between related parties [line items]
Voyage expenses					$ (200,000)	$ (200,000)
Emissions management fees, per vessel			$ 350		350
Emissions management fees, per charter-out vessel			$ 150		$ 150
Emissions management fees, percentage per carbon trade			1.25%		1.25%
Other related parties | Mercury Pool Limited
Disclosure of transactions between related parties [line items]
Pool revenue					$ 8,640,000	$ 25,481,000